Mergers, Acquisitions and Disposals - Summary of Purchase Price to Fair Value of Net Assets Acquired and Reconciliation of Cash Flows (Parenthetical) (Detail) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Other acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash acquired	$ 389
Other Acquisitions [member]
Disclosure of detailed information about business combination [line items]
Cash acquired		$ 860